UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08966

Name of Fund:	Legg Mason Growth Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2005

Date of reporting period: 9/30/2005

Item 1 — Schedule of Investments

Portfolio of Investments

Legg Mason Growth Trust, Inc.

September 30, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 98.8%
Consumer Discretionary — 33.8%
Automobiles — 3.3%
Harley-Davidson, Inc.	415	$20,103

Hotels, Restaurants and Leisure — 3.1%
International Game Technology	700	18,900

Internet and Catalog Retail — 20.2%
Amazon.com, Inc.	1,050	47,565	A
eBay Inc.	802	33,059	A
Expedia, Inc.	1,350	26,743	A
IAC/InterActiveCorp	625	15,844	A

		123,211

Media — 5.0%
The DIRECTV Group, Inc.	1,335	19,998	A
XM Satellite Radio Holdings Inc.	282	10,130	A

		30,128

Textiles, Apparel and Luxury Goods — 2.2%
NIKE, Inc.	160	13,069

Financials — 15.2%
Capital Markets — 2.1%
The Goldman Sachs Group, Inc.	107	13,009

Diversified Financial Services — 4.9%
Citigroup Inc.	650	29,588

Insurance — 5.0%
American International Group, Inc.	490	30,361

Thrifts and Mortgage Finance — 3.2%
Countrywide Financial Corporation	600	19,788

Health Care — 10.0%
Health Care Providers and Services — 7.0%
Aetna Inc.	245	21,104
UnitedHealth Group Incorporated	385	21,637

		42,741

	Shares/Par	Value

Pharmaceuticals — 3.0%
Pfizer Inc.	730	$18,228

Industrials — 4.2%
Air Freight & Logistics — 2.2%
FedEx Corporation	150	13,069

Machinery — 2.0%
Caterpillar Inc.	210	12,338

Information Technology — 32.3%
Communications Equipment — 10.0%
Cisco Systems, Inc.	620	11,117	A
Nokia Oyj – ADR	1,690	28,578
QUALCOMM Inc.	475	21,256

		60,951

Computers and Peripherals — 2.0%
Dell Inc.	360	12,312	A

Internet Software and Services — 9.8%
Google Inc.	90	28,481	A
Yahoo! Inc.	925	31,302	A

		59,783

IT Services — 2.0%
Accenture Ltd.	465	11,839	A

Software — 8.5%
Computer Associates International, Inc.	750	20,858
Electronic Arts Inc. (EA)	545	31,005	A

		51,863

	Shares/Par	Value

Telecommunication Services — 3.3%
Wireless Telecommunication Services — 3.3%
Sprint Nextel Corporation	850	$20,213

Total Common Stock and Equity Interests (Identified Cost — $491,153)		601,494

Repurchase Agreements — 1.3%
Bank of America 3.78%, dated 9/30/05, to be repurchased at $3,772 on 10/03/05 (Collateral: $3,985 Freddie Mac notes 4% due 6/12/13, value $3,852)	3,770	3,770
Goldman, Sachs & Company 3.71%, dated 9/30/05, to be repurchased at $3,772 on 10/3/05 (Collateral: $3,760 Fannie Mae mortgage-backed securities 6% due 4/1/35, value $3,849)	3,771	3,771

Total Repurchase Agreements (Identified Cost — $7,541)		7,541

Total Investments — 100.1% (Identified Cost — $498,694)		609,035
Other Assets Less Liabilities — (0.1)%		(336)

Net assets — 100%		$608,699

Net asset value per share:

Primary Class		$29.23

Financial Intermediary		$29.62

Institutional Class		$29.73

A	Non-income producing.

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 — Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Growth Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Growth Trust, Inc.
Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Growth Trust, Inc.
Date: November 28, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer, Legg Mason Growth Trust, Inc.
Date: November 25, 2005